UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Backed Securities Central Fund	0.57%	2.74%	2.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on August 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. MBS Index performed over the same period.

Period Ending Values
$13,260	Fidelity® Mortgage Backed Securities Central Fund
$12,753	Bloomberg U.S. MBS Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a modest decline for the 12 months ending August 31, 2021, hampered by their poor performance in the first quarter of 2021. The Bloomberg U.S. Aggregate Bond Index returned -0.08% for the period. In February 2021, bond yields rose notably because a $1.9 trillion COVID-relief bill offered hopes for a broad economic recovery. But this led to rising inflation expectations and higher bond yields, which persisted through early April. Many investors preferred the potential for higher returns in riskier markets as the worst economic fears related to the spread of COVID-19 retreated. Bond yields fell from May through early August in response to weaker-than-expected economic data, before rising slightly near period end. For much of the period, the bond market benefited from assurances by the U.S. Federal Reserve that its tapering of monetary support remained a ways off. Within the Bloomberg index, corporate bonds rose 2.53% for the 12 months, significantly topping the -2.11% return of U.S. Treasuries. Mortgage-backed securities, meanwhile, posted a slightly negative return that outpaced Treasuries and the broader taxable bond market. Outside the index, U.S. corporate high-yield bonds added 10.14% and Treasury Inflation-Protected Securities (TIPS) rose 5.56%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:   For the fiscal year ending August 31, 2021, the gained 0.57% outpacing the -0.18% return of the benchmark, the Bloomberg U.S. MBS Index. In managing the fund, we attempted to exploit market inefficiencies and identify attractively valued securities in accordance with our longer-term strategy. In doing so, we added value through security selection. Specifically, our underweighting in Fannie Mae and Freddie Mac mortgage-backed securities (MBS) with lower coupons (2.5% and below) helped. Security selection among MBS with higher coupons (3% and higher) also aided fund performance, mostly due to our focus on bonds with some resistance to prepayment. From a sector selection perspective, underweighting 15- and 20-year MBS contributed versus the benchmark, since these segments generally lagged 30-year bonds. Timely ownership of lower-coupon Ginnie Mae securities proved beneficial as well. Small exposures to securities made up of reverse mortgages and securities backed by reperforming loans further aided the relative result. In contrast, the fund’s yield-curve positioning detracted from performance versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	6.8
1 - 1.99%	1.7
2 - 2.99%	25.3
3 - 3.99%	20.3
4 - 4.99%	7.7
5 - 5.99%	2.3
6 - 6.99%	0.3
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021*
U.S. Government and U.S. Government Agency Obligations	112.9%
Asset-Backed Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(13.1)%

 * Futures and Swaps – 20.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2021

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.7%
	Principal Amount	Value
U.S. Treasury Obligations - 1.7%
U.S. Treasury Notes 0.125% 7/31/22 (a)(b)(c)
(Cost $34,100,617)	34,100,000	34,113,320
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,100,617)		34,113,320

U.S. Government Agency - Mortgage Securities - 134.8%
Fannie Mae - 31.0%
12 month U.S. LIBOR + 1.360% 1.863% 10/1/35 (d)(e)	32,818	34,242
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (d)(e)	11,304	11,850
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (d)(e)	62,229	65,184
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (d)(e)	5,673	5,937
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (d)(e)	20,015	21,041
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (d)(e)	10,208	10,649
12 month U.S. LIBOR + 1.550% 1.928% 2/1/44 (d)(e)	7,520	7,846
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	60,391	63,597
12 month U.S. LIBOR + 1.560% 1.967% 2/1/44 (d)(e)	13,106	13,680
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (d)(e)	801	836
12 month U.S. LIBOR + 1.570% 1.952% 4/1/44 (d)(e)	33,199	34,676
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (d)(e)	12,144	12,682
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (d)(e)	8,624	9,008
12 month U.S. LIBOR + 1.620% 2.036% 3/1/33 (d)(e)	83,154	86,901
12 month U.S. LIBOR + 1.620% 2.163% 5/1/35 (d)(e)	20,841	21,860
12 month U.S. LIBOR + 1.630% 2.065% 9/1/36 (d)(e)	7,422	7,790
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (d)(e)	24,224	25,459
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	129,107	137,222
12 month U.S. LIBOR + 1.650% 2% 11/1/36 (d)(e)	38,037	40,022
12 month U.S. LIBOR + 1.680% 2.02% 7/1/43 (d)(e)	202,374	212,111
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (d)(e)	103,473	108,427
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (d)(e)	30,927	32,613
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (d)(e)	73,335	77,305
12 month U.S. LIBOR + 1.750% 2.111% 7/1/35 (d)(e)	52,157	54,900
12 month U.S. LIBOR + 1.750% 2.266% 8/1/41 (d)(e)	22,655	23,854
12 month U.S. LIBOR + 1.770% 2.134% 2/1/37 (d)(e)	237,798	251,062
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (d)(e)	88,461	93,000
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (d)(e)	316,194	332,540
12 month U.S. LIBOR + 1.800% 2.24% 12/1/40 (d)(e)	535,744	566,159
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (d)(e)	90,319	95,341
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (d)(e)	12,811	13,523
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	171,869	181,167
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (d)(e)	45,038	47,551
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (d)(e)	22,191	23,480
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (d)(e)	32,734	33,723
12 month U.S. LIBOR + 1.850% 2.242% 4/1/36 (d)(e)	152,014	160,789
12 month U.S. LIBOR + 1.890% 2.2% 8/1/35 (d)(e)	115,064	121,754
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (d)(e)	24,184	25,705
6 month U.S. LIBOR + 1.470% 1.725% 10/1/33 (d)(e)	973	1,012
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (d)(e)	26,189	27,294
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (d)(e)	2,160	2,243
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (d)(e)	9,049	9,435
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (d)(e)	10,995	11,476
6 month U.S. LIBOR + 1.550% 1.776% 10/1/33 (d)(e)	3,832	3,990
6 month U.S. LIBOR + 1.550% 1.779% 9/1/33 (d)(e)	175,099	182,308
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (d)(e)	6,711	7,016
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (d)(e)	736	772
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (d)(e)	5,660	5,979
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.314% 7/1/36 (d)(e)	17,874	18,694
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	6,859	7,259
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (d)(e)	22,916	24,160
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (d)(e)	16,320	17,180
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.58% 7/1/34 (d)(e)	30,205	31,803
2% 7/1/50 to 7/1/51	14,290,555	14,574,326
2.5% 5/1/31 to 8/1/51	139,056,382	145,580,884
3% 7/1/27 to 4/1/51	202,304,010	214,480,670
3.25% 12/1/41	13,859	14,947
3.4% 7/1/42 to 9/1/42	156,112	168,978
3.5% 7/1/32 to 5/1/50	134,054,212	144,262,689
3.525% 5/1/42	8,007	8,815
3.65% 5/1/42 to 8/1/42	82,593	90,351
3.9% 4/1/42	15,348	17,044
4% 11/1/31 to 4/1/49	62,659,832	68,244,378
4.025% 5/1/42	18,745	20,847
4.25% 11/1/41	44,347	49,235
4.5% to 4.5% 12/1/23 to 2/1/49	25,310,102	27,915,100
5% 1/1/22 to 2/1/49	8,022,946	9,034,833
5.261% 8/1/41 (d)	398,219	449,415
5.5% 9/1/21 to 8/1/25	51,089	52,742
6% to 6% 11/1/21 to 1/1/42	4,454,993	5,224,495
6.5% 2/1/22 to 4/1/37	3,388,832	3,930,337
6.612% 2/1/39 (d)	305,404	338,517
7% to 7% 12/1/22 to 7/1/37	205,700	235,446
7.5% to 7.5% 6/1/25 to 2/1/32	115,690	131,065
8% 8/1/29 to 3/1/37	4,699	5,701
8.5% 8/1/23	3	3
		638,246,925
Freddie Mac - 16.4%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (d)(e)	53,253	55,422
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (d)(e)	34,197	35,701
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (d)(e)	25,745	26,998
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (d)(e)	57,988	60,998
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (d)(e)	112,420	118,204
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (d)(e)	54,909	57,788
12 month U.S. LIBOR + 1.750% 2.178% 12/1/40 (d)(e)	249,947	263,481
12 month U.S. LIBOR + 1.750% 2.267% 9/1/41 (d)(e)	734,815	773,498
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (d)(e)	18,369	19,412
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (d)(e)	11,856	12,525
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (d)(e)	14,518	15,322
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (d)(e)	376,107	396,441
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (d)(e)	72,197	75,990
12 month U.S. LIBOR + 1.890% 2.305% 10/1/42 (d)(e)	296,093	313,319
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (d)(e)	102,962	108,851
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	137,402	145,261
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (d)(e)	35,850	37,904
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (d)(e)	132,736	140,342
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (d)(e)	18,631	19,633
12 month U.S. LIBOR + 2.030% 2.566% 3/1/33 (d)(e)	764	802
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (d)(e)	111,795	118,346
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (d)(e)	23,158	24,572
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (d)(e)	12,882	13,252
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (d)(e)	1,166	1,219
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (d)(e)	19,948	20,864
6 month U.S. LIBOR + 1.660% 1.915% 1/1/37 (d)(e)	27,139	28,391
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	26,688	28,055
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (d)(e)	15,891	16,735
6 month U.S. LIBOR + 1.880% 2.124% 10/1/36 (d)(e)	267,864	281,467
6 month U.S. LIBOR + 1.990% 2.206% 10/1/35 (d)(e)	102,856	108,301
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	31,501	33,182
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	45,577	48,009
6 month U.S. LIBOR + 2.020% 2.255% 6/1/37 (d)(e)	52,431	55,239
6 month U.S. LIBOR + 2.680% 2.906% 10/1/35 (d)(e)	27,130	28,719
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (d)(e)	201,504	212,009
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (d)(e)	51,818	54,759
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.389% 6/1/33 (d)(e)	52,363	55,003
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (d)(e)	1,576	1,660
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.559% 3/1/35 (d)(e)	103,906	109,700
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (d)(e)	130,611	138,121
1.5% 12/1/50	46,313	45,668
2% 6/1/50 to 7/1/51	19,709,330	20,118,707
2.5% 5/1/30 to 8/1/51	79,528,964	83,173,730
3% 6/1/31 to 6/1/50	68,712,375	73,009,076
3.5% 3/1/32 to 1/1/50	63,518,203	68,444,721
3.5% 8/1/47	4,338,583	4,663,988
4% 6/1/33 to 2/1/50	56,018,622	61,137,792
4% 4/1/48	39,542	42,437
4.5% 6/1/25 to 10/1/48	15,614,514	17,310,503
5% 8/1/33 to 7/1/41	4,218,809	4,785,870
5.5% 6/1/22	3,222	3,259
6% 12/1/21 to 12/1/37	598,942	673,234
6.5% 9/1/21 to 9/1/39	679,152	794,288
7% 3/1/26 to 9/1/36	187,291	217,075
7.5% 6/1/26 to 11/1/31	6,852	7,954
8% 7/1/24 to 4/1/32	5,606	6,431
8.5% 12/1/22 to 9/1/29	5,200	5,836
		338,496,064
Ginnie Mae - 34.7%
3.5% 9/20/40 to 5/20/50 (a)	49,945,415	53,914,972
4% 2/15/39 to 6/20/49	60,137,175	64,917,487
4.5% 6/20/33 to 8/15/41	10,824,095	12,147,231
5% 12/15/32 to 4/20/48	7,038,772	7,890,972
5.5% 6/15/33 to 9/15/39	393,375	453,258
6% to 6% 10/15/30 to 5/15/40	3,250,035	3,790,374
7% to 7% 11/15/22 to 3/15/33	304,482	349,238
7.5% to 7.5% 2/15/22 to 9/15/31	104,749	116,404
8% 12/15/21 to 11/15/29	28,357	30,484
8.5% 11/15/21 to 1/15/31	4,015	4,670
9% 1/15/23	34	35
2% 9/1/51 (f)	10,800,000	11,028,096
2% 9/1/51 (f)	10,200,000	10,415,424
2% 9/1/51 (f)	3,900,000	3,982,368
2% 9/1/51 (f)	7,700,000	7,862,624
2% 9/1/51 (f)	3,925,000	4,007,896
2% 9/1/51 (f)	1,950,000	1,991,184
2% 9/1/51 (f)	35,100,000	35,841,312
2% 9/1/51 (f)	7,300,000	7,454,176
2% 9/1/51 (f)	6,700,000	6,841,504
2% 9/1/51 (f)	13,800,000	14,091,456
2% 9/1/51 (f)	9,200,000	9,394,304
2% 9/1/51 (f)	23,850,000	24,353,712
2% 9/1/51 (f)	19,225,000	19,631,032
2% 9/1/51 (f)	7,550,000	7,709,456
2% 9/1/51 (f)	15,450,000	15,776,304
2% 9/1/51 (f)	9,600,000	9,802,752
2% 10/1/51 (f)	20,650,000	21,049,022
2% 10/1/51 (f)	20,400,000	20,794,191
2.5% 1/20/51 to 7/20/51	59,503,871	61,751,601
2.5% 9/1/51 (f)	9,000,000	9,332,734
2.5% 9/1/51 (f)	6,900,000	7,155,096
2.5% 9/1/51 (f)	9,900,000	10,266,007
3% 5/15/42 to 6/20/51	73,532,753	77,185,790
3% 9/1/51 (f)	14,450,000	15,105,894
3% 9/1/51 (f)	9,350,000	9,774,402
3% 9/1/51 (f)	5,150,000	5,383,762
3% 9/1/51 (f)	13,750,000	14,374,121
3% 9/1/51 (f)	5,850,000	6,115,535
3% 9/1/51 (f)	19,350,000	20,228,308
3% 9/1/51 (f)	12,150,000	12,701,496
3% 9/1/51 (f)	12,100,000	12,649,226
3% 9/1/51 (f)	7,250,000	7,579,082
3% 9/1/51 (f)	5,850,000	6,115,535
3% 9/1/51 (f)	4,050,000	4,233,832
3% 10/1/51 (f)	5,100,000	5,321,930
3.5% 9/1/51 (f)	6,050,000	6,366,207
3.5% 9/1/51 (f)	6,050,000	6,366,207
3.5% 9/1/51 (f)	2,450,000	2,578,051
3.5% 9/1/51 (f)	1,225,000	1,289,025
3.5% 9/1/51 (f)	6,350,000	6,681,887
3.5% 9/1/51 (f)	2,650,000	2,788,504
3.5% 9/1/51 (f)	2,525,000	2,656,971
3.5% 9/1/51 (f)	2,550,000	2,683,277
3.5% 9/1/51 (f)	400,000	420,906
3.5% 9/1/51 (f)	2,650,000	2,788,504
3.5% 9/1/51 (f)	5,200,000	5,471,781
3.5% 9/1/51 (f)	650,000	683,973
3.5% 9/1/51 (f)	6,450,000	6,787,113
3.5% 9/1/51 (f)	400,000	420,906
3.5% 9/1/51 (f)	3,850,000	4,051,223
3.5% 9/1/51 (f)	2,050,000	2,157,144
4.7% 2/20/62 (d)(g)	62,503	62,691
5.47% 8/20/59 (d)(g)	1,746	1,779
6.5% 3/20/31 to 6/15/37	103,043	120,542
		715,292,980
Uniform Mortgage Backed Securities - 52.7%
1.5% 9/1/36 (f)	6,500,000	6,602,475
1.5% 9/1/51 (f)	7,250,000	7,126,414
1.5% 9/1/51 (f)	7,150,000	7,028,119
1.5% 9/1/51 (f)	9,500,000	9,338,060
1.5% 9/1/51 (f)	11,700,000	11,500,558
1.5% 9/1/51 (f)	11,700,000	11,500,558
1.5% 9/1/51 (f)	12,450,000	12,237,774
1.5% 9/1/51 (f)	7,100,000	6,978,971
1.5% 9/1/51 (f)	4,300,000	4,226,701
1.5% 9/1/51 (f)	7,700,000	7,568,743
1.5% 9/1/51 (f)	8,900,000	8,748,288
1.5% 10/1/51 (f)	5,950,000	5,837,883
1.5% 10/1/51 (f)	4,450,000	4,366,148
1.5% 10/1/51 (f)	4,300,000	4,218,974
1.5% 10/1/51 (f)	7,700,000	7,554,907
2% 9/1/36 (f)	8,700,000	9,003,738
2% 9/1/51 (f)	8,600,000	8,722,485
2% 9/1/51 (f)	5,300,000	5,375,485
2% 9/1/51 (f)	5,300,000	5,375,485
2% 9/1/51 (f)	2,600,000	2,637,030
2% 9/1/51 (f)	21,400,000	21,704,787
2% 9/1/51 (f)	9,200,000	9,331,030
2% 9/1/51 (f)	13,800,000	13,996,545
2% 9/1/51 (f)	2,600,000	2,637,030
2% 9/1/51 (f)	4,050,000	4,107,682
2% 9/1/51 (f)	21,400,000	21,704,787
2% 9/1/51 (f)	8,950,000	9,077,469
2% 9/1/51 (f)	27,750,000	28,145,227
2% 9/1/51 (f)	27,750,000	28,145,227
2% 9/1/51 (f)	9,100,000	9,229,606
2% 9/1/51 (f)	26,650,000	27,029,560
2% 9/1/51 (f)	26,600,000	26,978,848
2% 9/1/51 (f)	13,050,000	13,235,863
2% 9/1/51 (f)	13,050,000	13,235,863
2% 9/1/51 (f)	26,150,000	26,522,439
2% 9/1/51 (f)	25,700,000	26,066,030
2% 9/1/51 (f)	32,800,000	33,267,151
2% 9/1/51 (f)	22,500,000	22,820,454
2% 9/1/51 (f)	19,250,000	19,524,166
2% 9/1/51 (f)	18,575,000	18,839,553
2% 9/1/51 (f)	10,350,000	10,497,409
2% 9/1/51 (f)	9,275,000	9,407,098
2% 10/1/51 (f)	12,450,000	12,603,974
2% 10/1/51 (f)	12,450,000	12,603,974
2% 10/1/51 (f)	24,150,000	24,448,673
2% 10/1/51 (f)	27,750,000	28,093,195
2% 10/1/51 (f)	27,550,000	27,890,722
2% 10/1/51 (f)	27,750,000	28,093,195
2% 10/1/51 (f)	27,550,000	27,890,722
2% 10/1/51 (f)	26,000,000	26,321,552
2.5% 9/1/51 (f)	7,100,000	7,375,126
2.5% 9/1/51 (f)	6,200,000	6,440,251
2.5% 9/1/51 (f)	7,600,000	7,894,502
2.5% 9/1/51 (f)	10,850,000	11,270,440
2.5% 9/1/51 (f)	12,100,000	12,568,877
2.5% 9/1/51 (f)	32,600,000	33,863,257
2.5% 9/1/51 (f)	22,700,000	23,579,630
2.5% 9/1/51 (f)	11,350,000	11,789,815
2.5% 9/1/51 (f)	16,900,000	17,554,878
2.5% 9/1/51 (f)	5,725,000	5,946,845
2.5% 9/1/51 (f)	3,925,000	4,077,095
2.5% 10/1/51 (f)	24,500,000	25,399,616
2.5% 10/1/51 (f)	21,600,000	22,393,130
3% 9/1/51 (f)	15,400,000	16,108,640
3% 9/1/51 (f)	9,200,000	9,623,344
3% 9/1/51 (f)	9,100,000	9,518,742
3% 9/1/51 (f)	9,350,000	9,780,246
3% 9/1/51 (f)	600,000	627,609
3% 9/1/51 (f)	1,550,000	1,621,324
3% 9/1/51 (f)	4,300,000	4,497,867
3% 9/1/51 (f)	9,100,000	9,518,742
3% 9/1/51 (f)	200,000	209,203
3% 9/1/51 (f)	400,000	418,406
3% 9/1/51 (f)	9,200,000	9,623,344
3% 9/1/51 (f)	9,200,000	9,623,344
3% 9/1/51 (f)	350,000	366,105
3% 9/1/51 (f)	1,000,000	1,046,016
3% 9/1/51 (f)	600,000	627,609
3% 9/1/51 (f)	350,000	366,105
3% 9/1/51 (f)	650,000	679,910
3% 10/1/51 (f)	600,000	627,281
3% 10/1/51 (f)	600,000	627,281
3.5% 9/1/51 (f)	10,650,000	11,265,703
3.5% 9/1/51 (f)	400,000	423,125
3.5% 9/1/51 (f)	7,600,000	8,039,375
3.5% 9/1/51 (f)	10,650,000	11,265,703
3.5% 9/1/51 (f)	19,600,000	20,733,125
3.5% 9/1/51 (f)	10,250,000	10,842,578
3.5% 9/1/51 (f)	8,000,000	8,462,500
3.5% 10/1/51 (f)	10,650,000	11,271,943
		1,087,367,259
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,750,732,631)		2,779,403,228

Asset-Backed Securities - 0.2%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.274% 6/28/23 (d)(e)(h)	$2,805,053	$2,799,161
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.0293% 5/25/29 (d)(e)	341,745	342,090
TOTAL ASSET-BACKED SECURITIES
(Cost $3,133,262)		3,141,251

Collateralized Mortgage Obligations - 16.2%
U.S. Government Agency - 16.2%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.76% 4/25/24 (d)(e)	83,295	82,883
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0644% 8/25/31 (d)(e)	35,143	35,874
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8844% 2/25/32 (d)(e)	3,990	4,056
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0885% 3/18/32 (d)(e)	7,271	7,429
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0844% 4/25/32 (d)(e)	15,837	16,213
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0844% 10/25/32 (d)(e)	10,637	10,879
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8344% 1/25/32 (d)(e)	3,816	3,874
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5344% 11/25/32 (d)(e)	291,001	292,443
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.0844% 11/25/32 (d)(e)	15,510	15,878
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0156% 12/25/33 (d)(i)(j)	136,614	34,988
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5956% 11/25/36 (d)(i)(j)	98,323	19,963
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0144% 6/25/36 (d)(e)	2,928,540	2,989,306
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	826	851
Series 1993-207 Class H, 6.5% 11/25/23	23,010	24,156
Series 1996-28 Class PK, 6.5% 7/25/25	8,792	9,268
Series 1999-17 Class PG, 6% 4/25/29	47,287	52,253
Series 1999-32 Class PL, 6% 7/25/29	53,605	59,434
Series 1999-33 Class PK, 6% 7/25/29	37,060	41,136
Series 2001-52 Class YZ, 6.5% 10/25/31	6,561	7,582
Series 2003-28 Class KG, 5.5% 4/25/23	30,591	31,520
Series 2003-70 Class BJ, 5% 7/25/33	237,983	265,079
Series 2005-102 Class CO 11/25/35 (k)	29,965	27,886
Series 2005-64 Class PX, 5.5% 6/25/35	413,405	440,241
Series 2005-68 Class CZ, 5.5% 8/25/35	3,259,896	3,690,303
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3306% 8/25/35 (d)(j)	6,711	8,978
Series 2005-81 Class PC, 5.5% 9/25/35	83,229	92,417
Series 2006-12 Class BO 10/25/35 (k)	120,045	111,868
Series 2006-15 Class OP 3/25/36 (k)	137,671	127,117
Series 2006-37 Class OW 5/25/36 (k)	15,256	13,809
Series 2006-45 Class OP 6/25/36 (k)	42,764	38,747
Series 2006-62 Class KP 4/25/36 (k)	68,616	63,592
Series 2010-118 Class PB, 4.5% 10/25/40	2,387,158	2,658,979
Series 2012-149:
Class DA, 1.75% 1/25/43	824,781	844,757
Class GA, 1.75% 6/25/42	893,436	915,472
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,006	11,272
Series 1999-25 Class Z, 6% 6/25/29	42,967	48,124
Series 2001-20 Class Z, 6% 5/25/31	53,643	59,854
Series 2001-31 Class ZC, 6.5% 7/25/31	26,741	30,324
Series 2002-16 Class ZD, 6.5% 4/25/32	17,943	20,795
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4656% 11/25/32 (d)(i)(j)	60,640	7,904
Series 2003-117 Class MD, 5% 12/25/23	216,936	224,831
Series 2004-52 Class KZ, 5.5% 7/25/34	1,132,735	1,285,853
Series 2004-91 Class Z, 5% 12/25/34	2,533,966	2,826,707
Series 2005-117 Class JN, 4.5% 1/25/36	312,746	340,829
Series 2005-14 Class ZB, 5% 3/25/35	797,204	889,229
Series 2006-72 Class CY, 6% 8/25/26	476,511	514,661
Series 2009-59 Class HB, 5% 8/25/39	1,327,913	1,496,896
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	102,324	5,688
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5556% 12/25/36 (d)(i)(j)	65,121	16,673
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3556% 5/25/37 (d)(i)(j)	37,157	8,181
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5611% 9/25/23 (d)(j)	1,132	1,276
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0156% 3/25/33 (d)(i)(j)	8,961	2,006
Series 2005-72 Class ZC, 5.5% 8/25/35	562,201	634,172
Series 2005-79 Class ZC, 5.9% 9/25/35	299,680	342,798
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.1137% 6/25/37 (d)(j)	31,285	65,087
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0937% 7/25/37 (d)(j)	47,909	99,196
Class SB, 39.600% - 1 month U.S. LIBOR 39.0937% 7/25/37 (d)(j)	17,868	32,586
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2656% 3/25/38 (d)(i)(j)	235,613	48,892
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9656% 12/25/40 (d)(i)(j)	237,880	44,287
Class ZA, 4.5% 12/25/40	108,496	121,269
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	976,888	46,547
Series 2010-150 Class ZC, 4.75% 1/25/41	1,035,581	1,172,751
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0044% 3/25/36 (d)(e)	2,058,699	2,113,574
Series 2010-95 Class ZC, 5% 9/25/40	2,176,404	2,441,710
Series 2011-39 Class ZA, 6% 11/25/32	166,023	190,125
Series 2011-4 Class PZ, 5% 2/25/41	346,473	423,840
Series 2011-67 Class AI, 4% 7/25/26 (i)	271,961	12,287
Series 2011-83 Class DI, 6% 9/25/26 (i)	9,456	202
Series 2012-100 Class WI, 3% 9/25/27 (i)	604,297	42,515
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5656% 12/25/30 (d)(i)(j)	142,066	7,965
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4656% 6/25/41 (d)(i)(j)	138,209	6,197
Series 2013-133 Class IB, 3% 4/25/32 (i)	297,266	10,253
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9656% 1/25/44 (d)(i)(j)	180,203	33,414
Series 2013-51 Class GI, 3% 10/25/32 (i)	192,831	13,027
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6356% 6/25/35 (d)(i)(j)	190,230	35,526
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,024,865	197,998
Series 2015-70 Class JC, 3% 10/25/45	1,128,506	1,193,384
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	541,945	105,282
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.1156% 10/25/47 (d)(i)(j)	4,974,993	864,212
Series 2018-45 Class GI, 4% 6/25/48 (i)	7,352,129	837,241
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	36,234	6,500
Series 343 Class 16, 5.5% 5/25/34 (i)	31,534	5,111
Series 348 Class 14, 6.5% 8/25/34 (d)(i)	22,811	5,002
Series 351:
Class 12, 5.5% 4/25/34 (d)(i)	16,047	2,893
Class 13, 6% 3/25/34 (i)	20,301	3,693
Series 359 Class 19, 6% 7/25/35 (d)(i)	14,008	2,790
Series 384 Class 6, 5% 7/25/37 (i)	145,169	25,123
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8955% 1/15/32 (d)(e)	3,166	3,218
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9955% 3/15/32 (d)(e)	4,355	4,444
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0955% 3/15/32 (d)(e)	4,623	4,727
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9955% 6/15/31 (d)(e)	7,780	7,927
Class FG, 1 month U.S. LIBOR + 0.900% 0.9955% 3/15/32 (d)(e)	2,480	2,529
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.4955% 11/15/32 (d)(e)	71,334	71,789
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 0.9955% 2/15/33 (d)(e)	851,587	869,852
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.4955% 3/15/34 (d)(e)	1,149,764	1,159,679
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3455% 5/15/37 (d)(e)	180,996	181,560
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	58,085	64,588
Series 2101 Class PD, 6% 11/15/28	28,985	32,217
Series 2121 Class MG, 6% 2/15/29	21,938	24,342
Series 2131 Class BG, 6% 3/15/29	169,556	188,730
Series 2137 Class PG, 6% 3/15/29	26,347	29,357
Series 2154 Class PT, 6% 5/15/29	43,011	47,922
Series 2162 Class PH, 6% 6/15/29	9,096	10,065
Series 2520 Class BE, 6% 11/15/32	65,218	74,618
Series 2693 Class MD, 5.5% 10/15/33	158,434	179,863
Series 2802 Class OB, 6% 5/15/34	179,030	200,737
Series 2996 Class MK, 5.5% 6/15/35	51,453	57,858
Series 3002 Class NE, 5% 7/15/35	173,979	193,828
Series 3110 Class OP 9/15/35 (k)	67,550	65,345
Series 3119 Class PO 2/15/36 (k)	165,178	152,087
Series 3121 Class KO 3/15/36 (k)	29,590	27,423
Series 3123 Class LO 3/15/36 (k)	94,365	87,108
Series 3145 Class GO 4/15/36 (k)	92,984	86,180
Series 3189 Class PD, 6% 7/15/36	145,481	169,765
Series 3225 Class EO 10/15/36 (k)	48,897	44,652
Series 3258 Class PM, 5.5% 12/15/36	66,759	76,354
Series 3415 Class PC, 5% 12/15/37	487,847	545,444
Series 3786 Class HI, 4% 3/15/38 (i)	26,978	156
Series 3806 Class UP, 4.5% 2/15/41	312,627	332,800
Series 3832 Class PE, 5% 3/15/41	719,079	801,911
Series 3857 Class ZP, 5% 5/15/41	2,831,726	3,311,109
Series 4135 Class AB, 1.75% 6/15/42	671,548	688,130
Series 4765 Class PE, 3% 12/15/41	258,975	261,224
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	108,924	118,211
Series 2004-2862 Class NE, 5% 9/15/24	456,525	472,977
Series 2135 Class JE, 6% 3/15/29	11,874	13,162
Series 2145 Class MZ, 6.5% 4/15/29	156,860	177,995
Series 2274 Class ZM, 6.5% 1/15/31	16,328	18,431
Series 2281 Class ZB, 6% 3/15/30	32,359	35,930
Series 2303 Class ZV, 6% 4/15/31	91,582	102,456
Series 2357 Class ZB, 6.5% 9/15/31	248,874	287,400
Series 2502 Class ZC, 6% 9/15/32	30,091	34,358
Series 2519 Class ZD, 5.5% 11/15/32	43,531	48,401
Series 2546 Class MJ, 5.5% 3/15/23	7,020	7,242
Series 2601 Class TB, 5.5% 4/15/23	3,562	3,674
Series 2877 Class ZD, 5% 10/15/34	3,196,148	3,565,565
Series 2998 Class LY, 5.5% 7/15/25	65,172	70,163
Series 3007 Class EW, 5.5% 7/15/25	178,511	190,963
Series 3745 Class KV, 4.5% 12/15/26	2,924,440	2,955,075
Series 3871 Class KB, 5.5% 6/15/41	832,337	969,035
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5045% 2/15/36 (d)(i)(j)	43,696	8,617
Series 2013-4281 Class AI, 4% 12/15/28 (i)	295,309	11,965
Series 2017-4683 Class LM, 3% 5/15/47	1,431,758	1,511,980
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.1045% 8/15/47 (d)(i)(j)	2,680,018	392,961
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1793% 8/15/24 (d)(j)	40	44
Class SD, 86.400% - 1 month U.S. LIBOR 85.2085% 8/15/24 (d)(j)	51	61
Series 2933 Class ZM, 5.75% 2/15/35	671,601	782,074
Series 2935 Class ZK, 5.5% 2/15/35	577,873	645,731
Series 2947 Class XZ, 6% 3/15/35	268,292	309,397
Series 2996 Class ZD, 5.5% 6/15/35	465,426	537,143
Series 3237 Class C, 5.5% 11/15/36	667,611	759,024
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5645% 11/15/36 (d)(i)(j)	198,998	46,388
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6545% 3/15/37 (d)(i)(j)	313,615	76,425
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6645% 4/15/37 (d)(i)(j)	437,413	100,065
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4845% 6/15/37 (d)(i)(j)	151,773	30,838
Series 3843 Class PZ, 5% 4/15/41	2,841,559	3,299,970
Series 3949 Class MK, 4.5% 10/15/34	124,055	136,125
Series 4055 Class BI, 3.5% 5/15/31 (i)	321,220	13,990
Series 4149 Class IO, 3% 1/15/33 (i)	98,524	10,699
Series 4314 Class AI, 5% 3/15/34 (i)	107,686	6,227
Series 4427 Class LI, 3.5% 2/15/34 (i)	657,723	50,007
Series 4471 Class PA 4% 12/15/40	685,750	734,156
target amortization class Series 2156 Class TC, 6.25% 5/15/29	26,113	28,285
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9931% 2/15/24 (d)(e)	6,405	6,437
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	18,258	20,193
Series 2056 Class Z, 6% 5/15/28	49,191	54,572
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	3,160,831	3,360,978
Series 4386 Class AZ, 4.5% 11/15/40	1,407,078	1,529,363
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	576,515	623,906
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5945% 6/16/37 (d)(i)(j)	85,956	18,771
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.5884% 7/20/37 (d)(e)	596,736	605,680
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5684% 1/20/38 (d)(e)	155,357	157,515
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9484% 8/20/38 (d)(e)	848,632	867,151
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9884% 9/20/38 (d)(e)	697,774	713,925
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.6955% 11/16/39 (d)(e)	725,305	738,063
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6255% 12/16/39 (d)(e)	486,494	494,313
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7661% 3/20/60 (d)(e)(g)	1,139,300	1,144,423
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4161% 7/20/60 (d)(e)(g)	6,725,033	6,726,613
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4029% 9/20/60 (d)(e)(g)	7,994,152	7,990,392
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4029% 8/20/60 (d)(e)(g)	7,382,893	7,379,607
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4829% 12/20/60 (d)(e)(g)	3,261,360	3,266,159
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 12/20/60 (d)(e)(g)	3,984,965	3,999,771
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 2/20/61 (d)(e)(g)	5,171,388	5,186,804
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5929% 2/20/61 (d)(e)(g)	7,509,078	7,529,587
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 4/20/61 (d)(e)(g)	3,328,276	3,341,146
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (d)(e)(g)	5,057,049	5,076,315
Class FC, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (d)(e)(g)	3,904,021	3,919,472
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6329% 6/20/61 (d)(e)(g)	4,723,848	4,743,796
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6529% 9/20/61 (d)(e)(g)	1,458,678	1,465,939
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7029% 10/20/61 (d)(e)(g)	4,972,765	5,002,007
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4884% 8/20/42 (d)(e)	694,137	699,875
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 11/20/61 (d)(e)(g)	4,795,682	4,834,139
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 1/20/62 (d)(e)(g)	3,102,902	3,126,063
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 1/20/62 (d)(e)(g)	4,476,621	4,504,939
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 3/20/62 (d)(e)(g)	2,783,713	2,799,641
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7529% 5/20/61 (d)(e)(g)	34,480	34,771
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6229% 10/20/62 (d)(e)(g)	46,342	46,526
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6329% 7/20/60 (d)(e)(g)	7,591	7,593
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4629% 3/20/63 (d)(e)(g)	56,880	56,932
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7029% 8/20/63 (d)(e)(g)	504,973	506,754
Class FD, 1 month U.S. LIBOR + 0.600% 0.7029% 8/20/63 (d)(e)(g)	1,096,799	1,100,702
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7029% 1/20/64 (d)(e)(g)	488,502	490,974
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7029% 12/20/63 (d)(e)(g)	1,976,862	1,987,058
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6029% 6/20/64 (d)(e)(g)	1,313,763	1,318,637
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4029% 3/20/65 (d)(e)(g)	13,658	13,653
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3829% 5/20/63 (d)(e)(g)	93,096	92,996
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3029% 4/20/63 (d)(e)(g)	61,111	60,957
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5029% 12/20/62 (d)(e)(g)	29,518	29,585
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3384% 10/20/47 (d)(e)	5,220,241	5,226,486
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4384% 11/20/48 (d)(e)	2,547,307	2,567,997
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3884% 5/20/48 (d)(e)	5,073,396	5,086,756
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3884% 6/20/48 (d)(e)	6,371,018	6,377,019
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3884% 6/20/48 (d)(e)	1,470,328	1,479,000
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5384% 9/20/49 (d)(e)	15,083,640	15,248,082
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.5384% 10/20/49 (d)(e)	8,338,244	8,443,613
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5384% 8/20/49 (d)(e)	18,935,099	19,085,499
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8232% 12/20/40 (d)(j)	884,642	1,054,657
Series 2010-31 Class BP, 5% 3/20/40	3,812,159	4,256,476
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	380,519	24,677
Series 2011-68 Class EC, 3.5% 4/20/41	404,961	427,683
Series 2016-69 Class WA, 3% 2/20/46	725,539	768,780
Series 2017-134 Class BA, 2.5% 11/20/46	1,054,312	1,096,617
Series 2017-153 Class GA, 3% 9/20/47	2,069,344	2,185,155
Series 2017-182 Class KA, 3% 10/20/47	1,694,772	1,790,421
Series 2018-13 Class Q, 3% 4/20/47	2,360,998	2,441,683
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	249,083	277,686
Series 2010-160 Class DY, 4% 12/20/40	1,816,774	1,968,409
Series 2010-170 Class B, 4% 12/20/40	408,910	443,108
Series 2011-69 Class GX, 4.5% 5/16/40	6,926,681	7,115,127
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	37,694	37,907
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	29,409	29,577
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	6,201,900	6,359,832
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	2,782,606	2,822,025
Series 2017-139 Class BA, 3% 9/20/47	3,621,511	3,867,709
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	8,188,228	8,613,554
Series 2004-22 Class M1, 5.5% 4/20/34	750,723	994,912
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4045% 5/16/34 (d)(i)(j)	49,846	9,474
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1045% 8/17/34 (d)(i)(j)	49,630	11,171
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.627% 6/16/37 (d)(j)	7,237	12,911
Series 2010-116 Class QB, 4% 9/16/40	140,981	152,276
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8545% 2/16/40 (d)(i)(j)	341,845	56,767
Series 2010-169 Class Z, 4.5% 12/20/40	4,411,810	4,732,779
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4261% 5/20/60 (d)(e)(g)	464,587	464,691
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	673,518	710,362
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	73,029	78,692
Series 2010-H28 Class KA, 3.75% 12/20/60 (g)	2,221	2,204
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0116% 7/20/41 (d)(i)(j)	169,178	31,401
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6045% 6/16/42 (d)(i)(j)	184,724	38,412
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5488% 4/20/39 (d)(j)	224,813	232,062
Series 2013-149 Class MA, 2.5% 5/20/40	1,889,743	1,944,109
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	17,684	17,748
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	21,236	21,411
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	220,429	221,047
Series 2013-H08 Class MA, 3% 3/20/63 (g)	303,085	306,807
Series 2014-2 Class BA, 3% 1/20/44	3,546,821	3,755,516
Series 2014-21 Class HA, 3% 2/20/44	1,342,007	1,421,553
Series 2014-25 Class HC, 3% 2/20/44	2,270,257	2,400,934
Series 2014-5 Class A, 3% 1/20/44	1,996,482	2,103,053
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	48,727	49,748
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	545,990	553,792
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.58% 5/20/66 (d)(e)(g)	13,292,325	13,207,470
Series 2017-186 Class HK, 3% 11/16/45	1,910,554	2,018,469
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.43% 8/20/66 (d)(e)(g)	15,333,920	15,194,234
Series 2090-118 Class XZ, 5% 12/20/39	13,856,492	15,679,797
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9924% 5/20/65 (d)(g)	244,848	253,225
		334,087,786
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $335,063,640)		334,087,786

Commercial Mortgage Securities - 1.1%
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	9,200,000	9,208,204
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	7,499,675	7,506,440
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (d)(e)	6,800,000	6,800,000
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $23,499,675)		23,514,644
	Shares	Value

Money Market Funds - 21.3%
Fidelity Cash Central Fund 0.06% (l)
(Cost $440,051,578)	439,963,739	440,051,731
TOTAL INVESTMENT IN SECURITIES - 175.3%
(Cost $3,586,581,403)		3,614,311,960
NET OTHER ASSETS (LIABILITIES) - (75.3)%		(1,552,334,376)
NET ASSETS - 100%		$2,061,977,584

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/51	$(9,200,000)	$(9,394,304)
2% 9/1/51	(13,800,000)	(14,091,456)
2% 9/1/51	(20,650,000)	(21,086,127)
2% 9/1/51	(20,400,000)	(20,830,848)
2% 9/1/51	(13,800,000)	(14,091,456)
2% 9/1/51	(9,200,000)	(9,394,304)
2.5% 9/1/51	(12,100,000)	(12,547,342)
3% 9/1/51	(12,800,000)	(13,381,000)
3% 9/1/51	(15,400,000)	(16,099,015)
3% 9/1/51	(9,200,000)	(9,617,594)
3% 9/1/51	(9,100,000)	(9,513,054)
3% 9/1/51	(9,350,000)	(9,774,402)
3% 9/1/51	(9,350,000)	(9,774,402)
3% 9/1/51	(5,150,000)	(5,383,762)
3% 9/1/51	(13,750,000)	(14,374,121)
3% 9/1/51	(5,850,000)	(6,115,535)
3% 9/1/51	(19,350,000)	(20,228,308)

TOTAL GINNIE MAE		(215,697,030)

Uniform Mortgage Backed Securities
1.5% 9/1/51	(50,000)	(49,148)
1.5% 9/1/51	(5,950,000)	(5,848,575)
1.5% 9/1/51	(4,450,000)	(4,374,144)
1.5% 9/1/51	(4,300,000)	(4,226,701)
1.5% 9/1/51	(11,700,000)	(11,500,558)
1.5% 9/1/51	(12,450,000)	(12,237,774)
1.5% 9/1/51	(7,100,000)	(6,978,971)
1.5% 9/1/51	(4,300,000)	(4,226,701)
1.5% 9/1/51	(7,700,000)	(7,568,743)
1.5% 9/1/51	(7,700,000)	(7,568,743)
2% 9/1/51	(12,450,000)	(12,627,318)
2% 9/1/51	(12,450,000)	(12,627,318)
2% 9/1/51	(24,150,000)	(24,493,954)
2% 9/1/51	(2,800,000)	(2,839,879)
2% 9/1/51	(2,600,000)	(2,637,030)
2% 9/1/51	(4,050,000)	(4,107,682)
2% 9/1/51	(21,400,000)	(21,704,787)
2% 9/1/51	(8,950,000)	(9,077,469)
2% 9/1/51	(8,950,000)	(9,077,469)
2% 9/1/51	(27,750,000)	(28,145,227)
2% 9/1/51	(27,550,000)	(27,942,378)
2% 9/1/51	(27,750,000)	(28,145,227)
2% 9/1/51	(27,750,000)	(28,145,227)
2% 9/1/51	(27,750,000)	(28,145,227)
2% 9/1/51	(27,550,000)	(27,942,378)
2% 9/1/51	(26,000,000)	(26,370,302)
2% 9/1/51	(3,700,000)	(3,752,697)
2.5% 9/1/51	(8,100,000)	(8,413,877)
2.5% 9/1/51	(16,250,000)	(16,879,691)
2.5% 9/1/51	(24,500,000)	(25,449,380)
2.5% 9/1/51	(7,600,000)	(7,894,502)
2.5% 9/1/51	(10,850,000)	(11,270,440)
2.5% 9/1/51	(21,600,000)	(22,437,004)
3% 9/1/51	(15,400,000)	(16,108,640)
3% 9/1/51	(9,200,000)	(9,623,344)
3% 9/1/51	(9,100,000)	(9,518,742)
3% 9/1/51	(9,350,000)	(9,780,246)
3% 9/1/51	(2,600,000)	(2,719,641)
3% 9/1/51	(1,550,000)	(1,621,324)
3% 9/1/51	(4,300,000)	(4,497,867)
3% 9/1/51	(9,100,000)	(9,518,742)
3% 9/1/51	(200,000)	(209,203)
3% 9/1/51	(400,000)	(418,406)
3% 9/1/51	(9,200,000)	(9,623,344)
3% 9/1/51	(9,200,000)	(9,623,344)
3% 9/1/51	(350,000)	(366,105)
3% 9/1/51	(600,000)	(627,609)
3% 10/1/51	(600,000)	(627,281)
3% 10/1/51	(600,000)	(627,281)
3.5% 9/1/51	(37,850,000)	(40,038,202)
3.5% 9/1/51	(400,000)	(423,125)
3.5% 9/1/51	(7,600,000)	(8,039,375)
3.5% 9/1/51	(10,650,000)	(11,265,703)
3.5% 9/1/51	(10,650,000)	(11,265,703)
3.5% 10/1/51	(10,650,000)	(11,271,943)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(622,521,691)

TOTAL TBA SALE COMMITMENTS
(Proceeds $837,572,936)		$(838,218,721)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	Dec. 2021	$1,113,469	$697	$697
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	895	Dec. 2021	119,440,547	164,025	164,025
CBOT 2-Year U.S. Treasury Note Contracts (United States)	841	Dec. 2021	185,295,953	(119,802)	(119,801)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Dec. 2021	1,140,781	2,613	2,613
TOTAL SOLD					46,837
TOTAL FUTURES CONTRACTS					$47,534

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 14.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $463,767,137.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$40,636,000	$36,629	$0	$36,629
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	48,848,000	449,451	0	449,451
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	21,660,000	(25,139)	0	(25,139)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	3,791,000	299,569	0	299,569

TOTAL INTEREST RATE SWAPS							$760,510	$0	$760,510

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $171,390,500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,778,489.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,723,064.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $127,050.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,799,161 or 0.1% of net assets.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$312,395,274	$1,688,725,200	$1,561,082,631	$146,873	$13,888	$--	$440,051,731	0.7%
Total	$312,395,274	$1,688,725,200	$1,561,082,631	$146,873	$13,888	$--	$440,051,731

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$34,113,320	$--	$34,113,320	$--
U.S. Government Agency - Mortgage Securities	2,779,403,228	--	2,779,403,228	--
Asset-Backed Securities	3,141,251	--	3,141,251	--
Collateralized Mortgage Obligations	334,087,786	--	334,087,786	--
Commercial Mortgage Securities	23,514,644	--	23,514,644	--
Money Market Funds	440,051,731	440,051,731	--	--
Total Investments in Securities:	$3,614,311,960	$440,051,731	$3,174,260,229	$--
Derivative Instruments:
Assets
Futures Contracts	$167,335	$167,335	$--	$--
Swaps	785,649	--	785,649	--
Total Assets	$952,984	$167,335	$785,649	$--
Liabilities
Futures Contracts	$(119,801)	$(119,801)	$--	$--
Swaps	(25,139)	--	(25,139)	--
Total Liabilities	$(144,940)	$(119,801)	$(25,139)	$--
Total Derivative Instruments:	$808,044	$47,534	$760,510	$--
Other Financial Instruments:
TBA Sale Commitments	$(838,218,721)	$--	$(838,218,721)	$--
Total Other Financial Instruments:	$(838,218,721)	$--	$(838,218,721)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$167,335	$(119,801)
Swaps(b)	785,649	(25,139)
Total Interest Rate Risk	952,984	(144,940)
Total Value of Derivatives	$952,984	$(144,940)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,146,529,825)	$3,174,260,229
Fidelity Central Funds (cost $440,051,578)	440,051,731
Total Investment in Securities (cost $3,586,581,403)		$3,614,311,960
Receivable for investments sold		48,262
Receivable for TBA sale commitments		837,572,936
Interest receivable		3,675,724
Distributions receivable from Fidelity Central Funds		17,345
Receivable for daily variation margin on futures contracts		81,698
Total assets		4,455,707,925
Liabilities
Payable to custodian bank	$224
Payable for investments purchased
Regular delivery	37,250,093
Delayed delivery	1,518,193,135
TBA sale commitments, at value	838,218,721
Payable for daily variation margin on centrally cleared OTC swaps	41,748
Other payables and accrued expenses	26,420
Total liabilities		2,393,730,341
Net Assets		$2,061,977,584
Net Assets consist of:
Paid in capital		$2,019,023,788
Total accumulated earnings (loss)		42,953,796
Net Assets		$2,061,977,584
Net Asset Value, offering price and redemption price per share ($2,061,977,584 ÷ 18,559,619 shares)		$111.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2021
Investment Income
Interest		$24,072,436
Income from Fidelity Central Funds		146,873
Total income		24,219,309
Expenses
Custodian fees and expenses	$112,248
Independent directors' fees and expenses	6,835
Miscellaneous	21
Total expenses before reductions	119,104
Expense reductions	(79)
Total expenses after reductions		119,025
Net investment income (loss)		24,100,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,435,912
Fidelity Central Funds	13,888
Futures contracts	9,450,667
Swaps	(3,766,326)
Written options	386,752
Total net realized gain (loss)		19,520,893
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(30,607,264)
Futures contracts	(221,813)
Swaps	582,684
Written options	(108,258)
Delayed delivery commitments	(449,405)
Total change in net unrealized appreciation (depreciation)		(30,804,056)
Net gain (loss)		(11,283,163)
Net increase (decrease) in net assets resulting from operations		$12,817,121

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2021	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,100,284	$54,324,628
Net realized gain (loss)	19,520,893	117,329,313
Change in net unrealized appreciation (depreciation)	(30,804,056)	(56,790,606)
Net increase (decrease) in net assets resulting from operations	12,817,121	114,863,335
Distributions to shareholders	(64,788,320)	(56,660,441)
Affiliated share transactions
Proceeds from sales of shares	393,159,999	1,634,616,928
Reinvestment of distributions	64,788,320	50,387,872
Cost of shares redeemed	(1,154,161,133)	(4,736,090,564)
Net increase (decrease) in net assets resulting from share transactions	(696,212,814)	(3,051,085,764)
Total increase (decrease) in net assets	(748,184,013)	(2,992,882,870)
Net Assets
Beginning of period	2,810,161,597	5,803,044,467
End of period	$2,061,977,584	$2,810,161,597
Other Information
Shares
Sold	3,527,753	14,574,622
Issued in reinvestment of distributions	581,407	452,149
Redeemed	(10,362,988)	(43,021,118)
Net increase (decrease)	(6,253,828)	(27,994,347)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

Years ended August 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$113.25	$109.89	$105.37	$108.77	$110.75
Income from Investment Operations
Net investment income (loss)A	1.170	2.375	3.265	2.865	2.586
Net realized and unrealized gain (loss)	(.541)	3.423	4.515	(3.468)	(1.473)
Total from investment operations	.629	5.798	7.780	(.603)	1.113
Distributions from net investment income	(1.028)B	(2.202)B	(3.207)B	(2.797)	(2.905)
Distributions from net realized gain	(1.751)B	(.236)B	(.053)B	–	(.188)
Total distributions	(2.779)	(2.438)	(3.260)	(2.797)	(3.093)
Net asset value, end of period	$111.10	$113.25	$109.89	$105.37	$108.77
Total ReturnC	.57%	5.34%	7.52%	(.55)%	1.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%	.01%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.01%	.01%	- %F	- %F	- %F
Expenses net of all reductions	.01%	.01%	- %F	- %F	- %F
Net investment income (loss)	1.05%	2.11%	3.06%	2.70%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$2,061,978	$2,810,162	$5,803,044	$8,001,435	$6,705,261
Portfolio turnover rateG	649%	858%H	525%H	262%	292%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2021

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,388,581
Gross unrealized depreciation	(6,004,909)
Net unrealized appreciation (depreciation)	$27,383,672
Tax Cost	$3,586,282,503

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,845,375
Undistributed long-term capital gain	$11,724,751
Net unrealized appreciation (depreciation) on securities and other investments	$27,383,672

The tax character of distributions paid was as follows:

	August 31, 2021	August 31, 2020
Ordinary Income	$62,329,926	$ 56,660,441
Long-term Capital Gains	2,458,394	–
Total	$64,788,320	$ 56,660,441

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$9,450,667	$(221,813)
Purchased Options	(340,000)	–
Swaps	(3,766,326)	582,684
Written Options	386,752	(108,258)
Totals	$5,731,093	$252,613

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mortgage Backed Securities Central Fund	9,608,524,933	9,507,622,287

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 8,208,500 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $899,159,090. The Fund had a net realized gain of $12,458,917 on investments delivered through in-kind. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

In addition, Fidelity Advisor Balanced Fund and Fidelity Balanced Fund (the Investing Funds) completed in-kind transactions with the Fund. The Fund delivered investments, including accrued interest, and cash, as presented in the accompanying table. The Fund had a net realized gain on investments delivered. The value of investments delivered from the Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. The Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments and cash, including accrued interest, delivered	Realized Gain	Redeemed number of shares
Fidelity Advisor Balanced Fund	$284,488,635	$3,793,442	2,597,121
Fidelity Balanced Fund	2,581,906,896	35,036,852	23,570,448
Total	$2,866,395,531	$38,830,294	26,167,569

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mortgage Backed Securities Central Fund	4,278,651	484,396,929

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $79.

8. Other.

Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Mortgage Backed Securities Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mortgage Backed Securities Central Fund (one of the funds constituting Fidelity Central Investment Portfolios II LLC, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investments Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 286 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Mortgage Backed Securities Central Fund	.0038%
Actual		$1,000.00	$1,004.00	$.02
Hypothetical-C		$1,000.00	$1,025.19	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Mortgage Backed Securities Central Fund voted to pay on October 11, 2021, to shareholders of record at the opening of business on October 8, 2021, a distribution of $0.832 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2021, $14,183,145, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 38,911,919 of distributions paid in the calendar year 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $49,555,351 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

MBSCEN-ANN-1021
1.833864.114

Item 2.

Code of Ethics

As of the end of the period, August 31, 2021, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Mortgage Backed Securities Central Fund (the “Fund”):

Services Billed by PwC

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$106,700	$7,600	$10,600	$3,600

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$105,200	$8,300	$9,200	$4,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2021A	August 31, 2020A
Audit-Related Fees	$8,959,700	$8,940,200
Tax Fees	$11,200	$20,800
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2021A	August 31, 2020A
PwC	$14,295,400	$14,064,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021